Income Taxes - Additional Information (Narrative) (Details)	1 Months Ended	12 Months Ended				27 Months Ended
	Oct. 31, 2012 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2014 USD ($) subsidiary	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2011 USD ($)
Operating Loss Carryforwards and Tax Credit Carryforwards [Line Items]
Tax Expense Benefit Related to Net Equity in Foreign Subsidiaries			$ 0
Unrecognized Tax Benefits Federal Benefit on State Income Taxes			17,000,000			$ 17,000,000
Unrecognized Tax Benefits that Would Impact Effective Tax Rate			126,000,000	$ 161,000,000	$ 163,000,000	126,000,000
Decreases for cash settlements with taxing authorities			$ 13,000,000	6,000,000
Minimum Number of Subsidiaries which File Income Tax Returns | subsidiary			1
Unrecognized Tax Benefits			$ 236,000,000	$ 279,000,000	$ 286,000,000	236,000,000	$ 242,000,000	$ 335,000,000
Effective Income Tax Rate Reconciliation Impact of Cumulative Correction			5.00%	13.00%	8.00%
Income tax payments, net of refunds received			$ 96,000,000	$ 93,000,000	$ 70,000,000
Total deferred tax assets			(1,694,000,000)	$ (1,498,000,000)		(1,694,000,000)
Valuation Allowance, Deferred Tax Asset, Change in Amount			196,000,000
Minimum | Forecast
Operating Loss Carryforwards and Tax Credit Carryforwards [Line Items]
Decrease in liability for unrecognized tax benefits		$ 0
Maximum | Forecast
Operating Loss Carryforwards and Tax Credit Carryforwards [Line Items]
Decrease in liability for unrecognized tax benefits		$ 124,000,000
Foreign
Operating Loss Carryforwards and Tax Credit Carryforwards [Line Items]
Operating Loss Carryforwards Subject to Expiration			62,000,000			62,000,000
Operating Loss Carryforwards Not Subject to Expiration			2,700,000,000			2,700,000,000
Operating Loss Carryforwards			2,763,000,000			2,763,000,000
Federal
Operating Loss Carryforwards and Tax Credit Carryforwards [Line Items]
Operating Loss Carryforwards			2,828,000,000			2,828,000,000
Decreases for cash settlements with taxing authorities			29,000,000		$ 52,000,000
Income Tax Examination, Interest Expense						20,000,000
Income Tax Examination, Estimate of Possible Loss	$ 59,000,000
First Data Holdings | Federal
Operating Loss Carryforwards and Tax Credit Carryforwards [Line Items]
Operating Loss Carryforwards			464,000,000			464,000,000
Western Union Company
Operating Loss Carryforwards and Tax Credit Carryforwards [Line Items]
Accrued Income Taxes			116,000,000			116,000,000
Unrecognized Tax Benefits			4,000,000			4,000,000
Settlement with Taxing Authority
Operating Loss Carryforwards and Tax Credit Carryforwards [Line Items]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit			$ 122,000,000			122,000,000
Settlement with Taxing Authority | Federal
Operating Loss Carryforwards and Tax Credit Carryforwards [Line Items]
Income Tax Examination Accrued	40,000,000
Income Tax Examination, Interest Expense	19,000,000
Disputed Tax Examination With Taxing Authority | Federal
Operating Loss Carryforwards and Tax Credit Carryforwards [Line Items]
Income Tax Examination, Interest Expense						11,000,000
Income Tax Examination, Estimate of Possible Loss	40,000,000
Disputed Tax Examination With Taxing Authority | Western Union Company | Federal
Operating Loss Carryforwards and Tax Credit Carryforwards [Line Items]
Income Tax Examination, Interest Expense						$ 9,000,000
Income Tax Examination, Estimate of Possible Loss	$ 19,000,000